Intangible Assets - Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 11,370	€ 12,017	€ 11,725
Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	40,622	40,550
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(29,122)	(28,345)
Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(130)	(188)
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,886	7,550	7,328
Service concession arrangements and licenses | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16,056	15,837
Service concession arrangements and licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(9,061)	(8,123)
Service concession arrangements and licenses | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(109)	(164)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,089	2,800	2,494
Software | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	17,851	17,158
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,753)	(14,344)
Software | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(9)	(14)
Customer base
Disclosure of detailed information about intangible assets [line items]
Intangible assets	386	721	971
Customer base | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,166	5,089
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,780)	(4,368)
Customer base | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	235	263	276
Trademarks | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	958	944
Trademarks | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(723)	(681)
Trademarks | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	58	39	42
Other intangible assets | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	867	870
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(805)	(829)
Other intangible assets | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4)	(2)
Intangible assets in process
Disclosure of detailed information about intangible assets [line items]
Intangible assets	716	644	€ 614
Intangible assets in process | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	724	652
Intangible assets in process | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Intangible assets in process | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ (8)	€ (8)